PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2013	€ 88,664
2014	102,176
2015	59,877
2016	52,540
2017	44,043
Thereafter	137,494
Total minimum lease payments	484,794
Property Plant And Equipment Details [Abstract]
Land	225,013	216,445
Buildings	999,468	970,246
Leasehold improvements	276,232	240,874
Furniture, fittings, machinery and vehicles	1,178,000	1,079,042
Total, at cost	2,678,713	2,506,607
Less: accumulated depreciation	(1,396,319)	(1,233,152)
Net book value	1,282,394	1,273,455		1,675,675
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 122,818	€ 119,226	€ 120,386